Leases - Schedule of Maturities of Operating Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 26,000
2021	8,000	$ 635,000
2022	8,000	620,000
2023	8,000	634,000
Total operating lease payments	50,000	4,146,000
Less imputed interest	(4,000)	(846,000)
Operating lease liabilities	$ 46,000	$ 3,300,000	$ 3,458,000	$ 3,458,000